Equity (Details) - Schedule of stock option activity	3 Months Ended
Mar. 31, 2023 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	1,619,559
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 27.62
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Exercised | shares	(1,083)
Weighted Average Exercise Price, Exercised | $ / shares	$ 3.58
Number of Options, Forfeited | shares	(2,910)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 34.73
Number of Options, Options outstanding | shares	1,615,566
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 27.62
Number of Options, Options exercisable | shares	1,243,725
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 31.13